Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
1
Shares Security Description Value
Common Stock - 98.5%
Canada - 5.3%
48,158 Canadian Tire Corp., Ltd., Class A $ 5,771,696
436,400 Lundin Mining Corp. 4,572,286
92,304 Magna International, Inc. 3,786,481
125,937 Methanex Corp. 5,203,415
129,600 OpenText Corp. 4,314,091
23,647,969
Chile - 0.3%
45,300 Antofagasta PLC 1,219,150
Colombia - 0.2%
13,700 Tecnoglass, Inc. 940,642
France - 6.3%
153,100 Cie Generale des Etablissements
Michelin SCA 6,213,629
39,907 IPSOS SA 2,507,648
56,776 Publicis Groupe SA 6,206,257
35,300 Teleperformance SE 3,654,358
77,200 TotalEnergies SE 5,027,205
39,553 Vinci SA 4,620,780
28,229,877
Germany - 5.7%
135,400 Daimler Truck Holding AG 5,068,728
189,548 Deutsche Telekom AG 5,568,165
167,400 flatexDEGIRO AG 2,395,416
19,700 Hannover Rueck SE 5,616,028
12,400 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 6,822,849
25,471,186
Ireland - 3.0%
1,036,300 Greencore Group PLC
(a)
2,549,286
33,900 Jazz Pharmaceuticals PLC
(a)
3,776,799
141,352 Smurfit WestRock PLC 6,985,616
13,311,701
Italy - 1.3%
300,400 Eni SpA 4,575,125
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,372,304
5,947,429
Japan - 9.2%
355,100 Daicel Corp. 3,292,195
43,100 Daito Trust Construction Co., Ltd. 5,220,880
119,000 ITOCHU Corp. 6,357,154
166,400 KDDI Corp. 5,318,780
61,500 Macnica Holdings, Inc. 849,811
283,700 Marubeni Corp. 4,618,946
221,400 ORIX Corp. 5,111,186
Shares Security Description Value
Japan - 9.2% (continued)
285,500 Sony Group Corp. $ 5,517,316
172,200 Takeda Pharmaceutical Co., Ltd. 4,915,892
41,202,160
Netherlands - 1.4%
177,200 Koninklijke Ahold Delhaize NV 6,120,670
Norway - 3.4%
244,996 DNB Bank ASA 5,023,916
329,537 SpareBank 1 SR-Bank ASA 4,253,118
158,654 Sparebanken Vest 1,887,981
135,700 Yara International ASA 4,296,179
15,461,194
Puerto Rico - 1.5%
69,600 Popular, Inc. 6,978,792
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
338
Singapore - 1.2%
225,050 United Overseas Bank, Ltd. 5,633,035
South Korea - 6.4%
26,700 F&F Co., Ltd./New 1,398,601
61,100 Kia Corp. 4,667,653
70,500 LG Electronics, Inc. 5,622,964
95,274 Samsung Electronics Co., Ltd. 4,480,654
166,800 Shinhan Financial Group Co., Ltd. 7,079,146
39,300 SK Hynix, Inc. 5,247,213
28,496,231
Sweden - 2.1%
119,300 Duni AB, Class A 1,242,825
100,203 Loomis AB 3,293,448
240,300 SKF AB, Class B 4,779,570
9,315,843
Switzerland - 3.9%
2,953 Barry Callebaut AG 5,463,931
20,544 Chubb, Ltd. 5,924,684
49,400 Novartis AG 5,670,479
10,840 Sandoz Group AG 451,736
17,510,830
United Kingdom - 6.7%
156,879 Bellway PLC 6,531,285
296,611 Inchcape PLC 3,158,554
14,513 Linde PLC 6,920,669
238,712 Mondi PLC 4,535,066
45,528 Next PLC 5,954,173
146,000 Nomad Foods, Ltd. 2,782,760
29,882,507

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to,
Shares Security Description Value
United States - 40.6%
30,451 AbbVie, Inc. $ 6,013,464
86,800 Allison Transmission Holdings, Inc. 8,338,876
35,000 Arrow Electronics, Inc.
(a)
4,649,050
36,100 Capital One Financial Corp. 5,405,253
44,776 Crocs, Inc.
(a)
6,484,013
47,400 Cullen/Frost Bankers, Inc. 5,302,164
55,600 CVS Health Corp. 3,496,128
62,335 Dime Community Bancshares, Inc. 1,795,248
70,375 Eastern Bankshares, Inc. 1,153,446
11,100 Elevance Health, Inc. 5,772,000
114,600 Gaming and Leisure Properties, Inc.
REIT 5,896,170
21,067 General Dynamics Corp. 6,366,447
63,000 Gilead Sciences, Inc. 5,281,920
45,100 Ingredion, Inc. 6,198,093
100,963 International Bancshares Corp. 6,036,578
28,400 JPMorgan Chase & Co. 5,988,424
105,000 LKQ Corp. 4,191,600
25,800 M&T Bank Corp. 4,595,496
33,282 Marathon Petroleum Corp. 5,421,971
15,700 Microsoft Corp. 6,755,710
44,900 MKS Instruments, Inc. 4,881,079
84,576 NextEra Energy, Inc. 7,149,209
61,800 Northern Trust Corp. 5,563,854
227,722 NOV, Inc. 3,636,720
46,600 Premier Financial Corp. 1,094,168
351,529 Sally Beauty Holdings, Inc.
(a)
4,770,249
38,100 Science Applications International
Corp. 5,306,187
245,800 SLM Corp. 5,621,446
121,300 The Carlyle Group, Inc. 5,223,178
143,700 The Interpublic Group of Cos., Inc. 4,545,231
81,200 Tyson Foods, Inc., Class A 4,836,272
21,200 United Therapeutics Corp.
(a)
7,597,020
6,368 UnitedHealth Group, Inc. 3,723,242
120,438 Webster Financial Corp. 5,613,615
154,300 Williams Cos., Inc. 7,043,795
181,747,316
Total Common Stock (Cost $314,202,690) 441,116,870
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 $ 13,413
Shares Security Description Value
Money Market Fund - 1.0%
4,437,478 Northern Institutional
Treasury Portfolio
Premier Shares, 4.78%
(c)
(Cost $4,437,478) 4,437,478
Investments, at value - 99.5% (Cost $319,641,479) $ 445,567,761
Other Assets & Liabilities, Net - 0.5% 2,256,218
Net Assets - 100.0% $ 447,823,979
PJSC Public Joint Stock Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $338 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of September 30, 2024.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
3
warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 23,647,969 $ – $ – $ 23,647,969
Chile 1,219,150 – – 1,219,150
Colombia 940,642 – – 940,642
France 28,229,877 – – 28,229,877
Germany 25,471,186 – – 25,471,186
Ireland 13,311,701 – – 13,311,701
Italy 5,947,429 – – 5,947,429
Japan 41,202,160 – – 41,202,160
Netherlands 6,120,670 – – 6,120,670
Norway 15,461,194 – – 15,461,194
Puerto Rico 6,978,792 – – 6,978,792
Russia – – 338 338
Singapore 5,633,035 – – 5,633,035
South Korea 28,496,231 – – 28,496,231
Sweden 9,315,843 – – 9,315,843
Switzerland 17,510,830 – – 17,510,830
United Kingdom 29,882,507 – – 29,882,507
United States 181,747,316 – – 181,747,316
Warrants 13,413 – – 13,413
Money Market Fund 4,437,478 – – 4,437,478
Investments at Value $ 445,567,423 $ – $ 338 $ 445,567,761
Common Stock
Balance as of 12/31/23 $ 353
Change in Unrealized Appreciation/(Depreciation) (15)
Balance as of 9/30/24
$ 338
Net change in unrealized depreciation from
investments held as of 9/30/24 $ (15)